AB Corporate Income Shares

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 96.7%
Industrial - 50.0%
Basic - 3.1%
Celulosa Arauco y Constitucion SA
4.25%, 4/30/29 (a)	$246	$257,051
4.50%, 8/01/24	200	210,187
DuPont de Nemours, Inc.
5.419%, 11/15/48	121	146,268
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)	80	83,654
Glencore Funding LLC
4.125%, 5/30/23 (a)	125	129,774
4.625%, 4/29/24 (a)	175	185,362
LYB International Finance BV
4.00%, 7/15/23	228	240,469
LyondellBasell Industries NV
4.625%, 2/26/55	102	102,298
Mosaic Co. (The)
4.25%, 11/15/23	221	234,311
Praxair, Inc.
3.55%, 11/07/42	613	628,460
Reliance Steel & Aluminum Co.
4.50%, 4/15/23	848	889,688
Sherwin-Williams Co. (The)
3.125%, 6/01/24	62	63,156
Suzano Austria GmbH
6.00%, 1/15/29 (a)	224	247,229
Vale Overseas Ltd.
6.25%, 8/10/26	90	101,902
Westlake Chemical Corp.
4.375%, 11/15/47	360	344,884

		3,864,693

Capital Goods - 3.5%
Cummins, Inc.
4.875%, 10/01/43	143	170,603
General Electric Co.
5.875%, 1/14/38	344	402,697
Series G
3.10%, 1/09/23	374	377,736
John Deere Capital Corp.
2.30%, 6/07/21	302	302,136
Johnson Controls International PLC
4.50%, 2/15/47	372	383,164
Masco Corp.
4.375%, 4/01/26	447	472,399
4.45%, 4/01/25	698	745,897
Molex Electronic Technologies LLC
2.878%, 4/15/20 (a)	130	130,009
United Technologies Corp.
2.80%, 5/04/24	198	201,126
5.70%, 4/15/40	442	571,829
Vulcan Materials Co.
4.50%, 6/15/47	169	167,379
Wabtec Corp.
4.40%, 3/15/24	233	244,832

	Principal Amount (000)	U.S. $ Value
Waste Management, Inc.
4.15%, 7/15/49	$172	$189,518

		4,359,325

Communications - Media - 4.5%
CBS Corp.
4.20%, 6/01/29	788	835,643
Charter Communications Operating LLC/Charter Communications Operating Capital
5.125%, 7/01/49	249	253,358
5.375%, 5/01/47	494	517,020
Comcast Corp.
3.90%, 3/01/38	215	229,743
3.969%, 11/01/47	135	141,757
4.60%, 10/15/38	85	98,405
4.70%, 10/15/48	85	99,746
4.75%, 3/01/44	140	162,772
6.45%, 3/15/37	329	449,549
Discovery Communications LLC
5.20%, 9/20/47	358	381,914
Omnicom Group, Inc./Omnicom Capital, Inc.
4.45%, 8/15/20	101	103,018
Time Warner Entertainment Co. LP
8.375%, 3/15/23	987	1,164,344
Walt Disney Co. (The)
4.00%, 10/01/23 (a)	40	42,552
5.40%, 10/01/43 (a)	180	236,626
6.15%, 2/15/41 (a)	110	153,878
6.40%, 12/15/35 (a)	210	292,358
8.875%, 4/26/23 (a)	125	152,035
Weibo Corp.
3.50%, 7/05/24	373	374,174

		5,688,892

Communications - Telecommunications - 3.4%
AT&T, Inc.
3.95%, 1/15/25	828	874,070
4.30%, 2/15/30	234	251,183
4.75%, 5/15/46	89	93,831
4.85%, 3/01/39-7/15/45	194	209,053
5.15%, 2/15/50	75	83,410
5.45%, 3/01/47	168	193,845
6.55%, 1/15/28-2/15/39	350	436,239
Rogers Communications, Inc.
4.50%, 3/15/43	4	4,370
Telefonica Emisiones SA
4.665%, 3/06/38	196	208,377
Verizon Communications, Inc.
4.272%, 1/15/36	586	635,640
4.862%, 8/21/46	731	852,485
Vodafone Group PLC
4.875%, 6/19/49	183	196,370
5.25%, 5/30/48	184	206,834

		4,245,707

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 2.5%
Ford Motor Credit Co. LLC
3.096%, 5/04/23	$483	$475,480
3.81%, 1/09/24	395	394,613
4.14%, 2/15/23	200	204,066
General Motors Co.
5.95%, 4/01/49	95	101,364
General Motors Financial Co., Inc.
3.25%, 1/05/23	921	927,852
3.50%, 11/07/24	599	602,492
4.15%, 6/19/23	116	119,912
Hyundai Capital America
2.55%, 4/03/20 (a)	102	101,856
PACCAR Financial Corp.
2.65%, 5/10/22	248	250,207

		3,177,842

Consumer Cyclical - Other - 0.3%
Las Vegas Sands Corp.
3.20%, 8/08/24	313	314,659

Consumer Cyclical - Restaurants - 0.9%
McDonald’s Corp.
4.70%, 12/09/35	585	674,441
Starbucks Corp.
3.55%, 8/15/29	238	250,169
4.50%, 11/15/48	225	249,104

		1,173,714

Consumer Cyclical - Retailers - 0.1%
Dollar General Corp.
3.25%, 4/15/23	61	62,479
Home Depot, Inc. (The)
5.875%, 12/16/36	40	53,964

		116,443

Consumer Non-Cyclical - 11.3%
AbbVie, Inc.
4.875%, 11/14/48	375	396,757
Altria Group, Inc.
4.40%, 2/14/26	389	415,114
4.80%, 2/14/29	102	110,050
AmerisourceBergen Corp.
4.30%, 12/15/47	417	415,941
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/01/46	385	437,626
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	471	536,266
4.95%, 1/15/42	490	551,304
Biogen, Inc.
5.20%, 9/15/45	214	243,128
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	458	443,862
Cardinal Health, Inc.
3.20%, 3/15/23	529	535,470

	Principal Amount (000)	U.S. $ Value
Celgene Corp.
4.55%, 2/20/48	$75	$85,471
Cigna Corp.
4.80%, 8/15/38 (a)	37	40,515
Constellation Brands, Inc.
5.25%, 11/15/48	184	217,966
CVS Health Corp.
4.78%, 3/25/38	592	628,562
5.125%, 7/20/45	120	130,372
Eli Lilly & Co.
5.55%, 3/15/37	83	105,033
Express Scripts Holding Co.
3.00%, 7/15/23	71	71,846
4.80%, 7/15/46	263	281,757
Gilead Sciences, Inc.
4.15%, 3/01/47	75	79,043
4.50%, 2/01/45	170	186,179
JM Smucker Co. (The)
4.375%, 3/15/45	411	425,364
Johnson & Johnson
3.55%, 3/01/36	851	896,435
Keurig Dr Pepper, Inc.
2.55%, 9/15/26	260	250,136
5.085%, 5/25/48	386	437,485
Kraft Heinz Foods Co.
5.20%, 7/15/45	124	131,130
6.875%, 1/26/39	492	606,764
Leggett & Platt, Inc.
4.40%, 3/15/29	773	808,867
Mylan, Inc.
4.20%, 11/29/23	307	318,402
4.55%, 4/15/28	380	399,946
Newell Brands, Inc.
3.85%, 4/01/23	831	841,462
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	303	301,755
4.375%, 3/15/26	420	424,838
Philip Morris International, Inc.
4.50%, 3/26/20	475	481,298
Reynolds American, Inc.
4.45%, 6/12/25	1,018	1,078,154
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)	65	65,487
Tyson Foods, Inc.
4.55%, 6/02/47	178	187,815
5.10%, 9/28/48	359	410,577
Wyeth LLC
5.95%, 4/01/37	188	252,104

		14,230,281

Energy - 10.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22	175	178,708
Boardwalk Pipelines LP
4.80%, 5/03/29	304	317,704
Buckeye Partners LP
3.95%, 12/01/26	474	421,988

	Principal Amount (000)	U.S. $ Value
Cenovus Energy, Inc.
3.00%, 8/15/22	$90	$90,184
Columbia Pipeline Group, Inc.
4.50%, 6/01/25	867	929,727
Ecopetrol SA
5.875%, 9/18/23-5/28/45	89	99,450
Enable Midstream Partners LP
3.90%, 5/15/24	921	939,310
5.00%, 5/15/44	41	38,721
Enbridge, Inc.
4.00%, 10/01/23	867	909,301
Energy Transfer Operating LP
5.875%, 1/15/24	539	598,527
Eni SpA
4.25%, 5/09/29 (a)	247	262,242
Enterprise Products Operating LLC
3.75%, 2/15/25	140	147,748
3.90%, 2/15/24	59	62,344
4.80%, 2/01/49	85	94,925
4.90%, 5/15/46	45	50,269
EQM Midstream Partners LP
4.75%, 7/15/23	1,135	1,164,612
EQT Corp.
3.00%, 10/01/22	867	841,883
3.90%, 10/01/27	549	490,466
Exxon Mobil Corp.
4.114%, 3/01/46	524	601,232
Husky Energy, Inc.
4.40%, 4/15/29	240	251,743
Noble Energy, Inc.
6.00%, 3/01/41	113	129,718
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	917	933,845
Sabine Pass Liquefaction LLC
5.625%, 4/15/23	843	916,265
Shell International Finance BV
5.50%, 3/25/40	587	761,785
Suncor Energy, Inc.
6.80%, 5/15/38	223	309,622
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26	170	174,099
5.35%, 5/15/45	145	151,656
TransCanada PipeLines Ltd.
4.75%, 5/15/38	50	55,225
7.625%, 1/15/39	153	220,152
Western Midstream Operating LP
4.65%, 7/01/26	81	82,748
5.30%, 3/01/48	270	237,827
5.45%, 4/01/44	149	136,214

		12,600,240

Other Industrial - 0.2%
Alfa SAB de CV
5.25%, 3/25/24 (a)	200	214,687

	Principal Amount (000)	U.S. $ Value
Services - 0.6%
CommonSpirit Health
4.35%, 11/01/42	$44	$44,402
eBay, Inc.
2.75%, 1/30/23	62	62,485
IHS Markit Ltd.
4.00%, 3/01/26 (a)	76	79,142
4.125%, 8/01/23	208	216,861
Moody’s Corp.
5.25%, 7/15/44	255	305,893

		708,783

Technology - 7.9%
Apple, Inc.
4.45%, 5/06/44	620	718,568
4.65%, 2/23/46	250	299,203
Avnet, Inc.
4.625%, 4/15/26	612	647,820
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 1/15/23	857	842,362
3.625%, 1/15/24	310	312,895
Broadcom, Inc.
4.25%, 4/15/26 (a)	486	489,864
CA, Inc.
3.60%, 8/15/22	837	844,156
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)	411	429,725
6.02%, 6/15/26 (a)	386	426,109
Fidelity National Information Services, Inc.
5.00%, 10/15/25	2	2,251
International Business Machines Corp.
1.625%, 5/15/20	489	485,924
4.00%, 6/20/42	530	557,512
Lam Research Corp.
3.75%, 3/15/26	142	149,924
Microchip Technology, Inc.
3.922%, 6/01/21	175	178,164
Micron Technology, Inc.
4.64%, 2/06/24	276	291,150
4.975%, 2/06/26	333	353,939
Microsoft Corp.
4.50%, 10/01/40	429	513,054
Oracle Corp.
6.125%, 7/08/39	254	348,016
QUALCOMM, Inc.
4.30%, 5/20/47	3	3,211
Seagate HDD Cayman
4.75%, 1/01/25	38	38,550
4.875%, 3/01/24	485	497,629
Tech Data Corp.
3.70%, 2/15/22	867	878,904
Texas Instruments, Inc.
3.875%, 3/15/39	150	166,670
VMware, Inc.
3.90%, 8/21/27	422	427,676

		9,903,276

	Principal Amount (000)	U.S. $ Value
Transportation - Railroads - 0.3%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44	$85	$98,174
CSX Corp.
3.80%, 11/01/46	175	177,025
Union Pacific Corp.
4.00%, 4/15/47	110	116,106

		391,305

Transportation - Services - 1.4%
Aviation Capital Group LLC
3.875%, 5/01/23 (a)	215	221,837
4.375%, 1/30/24 (a)	230	241,856
ERAC USA Finance LLC
3.85%, 11/15/24 (a)	145	152,834
FedEx Corp.
4.05%, 2/15/48	761	737,455
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.90%, 2/01/24 (a)	300	313,629
Ryder System, Inc.
2.50%, 9/01/22	150	149,724

		1,817,335

		62,807,182

Financial Institutions - 42.1%
Banking - 23.5%
Banco Santander SA
5.179%, 11/19/25	400	434,920
Bank of America Corp.
3.366%, 1/23/26	908	934,659
3.458%, 3/15/25	230	237,827
Series JJ
5.125%, 6/20/24 (b)	245	248,423
Series L
3.95%, 4/21/25	1,134	1,187,445
Bank of Montreal
2.903% (LIBOR 3 Month + 0.57%), 3/26/22 (c)	235	236,036
4.338%, 10/05/28	480	505,200
Bank One Corp.
8.00%, 4/29/27	530	700,750
Barclays PLC
3.932%, 5/07/25	447	451,282
4.338%, 5/16/24	867	890,140
BBVA USA
3.875%, 4/10/25	481	495,141
Capital One Bank USA, NA
3.375%, 2/15/23	525	535,595
Capital One Financial Corp.
3.30%, 10/30/24	916	935,593
3.75%, 7/28/26	240	245,318
Citibank NA
3.165%, 2/19/22	1,122	1,133,770

	Principal Amount (000)	U.S. $ Value
Citigroup, Inc.
2.876%, 7/24/23	$355	$358,010
3.875%, 3/26/25	461	478,375
Citizens Financial Group, Inc.
4.30%, 12/03/25	895	943,590
Cooperatieve Rabobank UA
4.375%, 8/04/25	500	530,855
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26	405	439,656
Deutsche Bank AG/New York NY
3.30%, 11/16/22	334	330,032
3.95%, 2/27/23	635	640,017
Discover Financial Services
3.75%, 3/04/25	795	826,069
Goldman Sachs Group, Inc. (The)
2.876%, 10/31/22	247	248,398
2.905%, 7/24/23	466	469,747
2.908%, 6/05/23	235	236,859
3.75%, 5/22/25	95	99,223
4.25%, 10/21/25	325	345,111
4.411%, 4/23/39	148	161,400
5.95%, 1/15/27	40	47,044
HSBC Holdings PLC
4.25%, 3/14/24-8/18/25	1,382	1,446,893
ING Bank NV
5.80%, 9/25/23 (a)	440	484,770
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)	245	244,481
JPMorgan Chase & Co.
3.875%, 9/10/24	295	310,045
3.882%, 7/24/38	1,057	1,123,210
Series FF
5.00%, 8/01/24 (b)	168	169,329
Lloyds Banking Group PLC
4.05%, 8/16/23	220	228,890
4.45%, 5/08/25	233	246,677
4.50%, 11/04/24	1,187	1,232,355
M&T Bank Corp.
Series G
5.00%, 8/01/24 (b)	183	185,798
Mastercard, Inc.
3.65%, 6/01/49	369	395,055
Morgan Stanley
Series F
3.875%, 4/29/24	55	58,114
Series G
3.75%, 2/25/23	144	149,780
Royal Bank of Scotland Group PLC
4.269%, 3/22/25	235	240,736
5.125%, 5/28/24	591	619,717
6.10%, 6/10/23	724	779,980
6.125%, 12/15/22	247	266,498
Santander Holdings USA, Inc.
3.40%, 1/18/23	539	546,864
4.40%, 7/13/27	280	295,803
4.50%, 7/17/25	577	611,297
Santander UK Group Holdings PLC
3.373%, 1/05/24	867	871,647
3.571%, 1/10/23	348	351,800

	Principal Amount (000)	U.S. $ Value
Societe Generale SA
4.25%, 4/14/25 (a)	$243	$249,517
SunTrust Bank/Atlanta GA
3.20%, 4/01/24	230	236,654
3.30%, 5/15/26	934	958,312
Synchrony Bank
3.00%, 6/15/22	933	939,419
Wells Fargo & Co.
5.606%, 1/15/44	400	505,368
Westpac Banking Corp.
4.421%, 7/24/39	250	262,175
Series G
4.322%, 11/23/31	243	251,680

		29,589,349

Brokerage - 2.5%
Brookfield Finance, Inc.
4.00%, 4/01/24	122	128,271
Invesco Finance PLC
3.125%, 11/30/22	867	881,063
Jefferies Financial Group, Inc.
5.50%, 10/18/23	904	976,483
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 1/15/27	518	548,396
Stifel Financial Corp.
4.25%, 7/18/24	548	572,890

		3,107,103

Finance - 4.2%
Aircastle Ltd.
4.125%, 5/01/24	107	109,689
4.40%, 9/25/23	867	900,891
Ares Capital Corp.
3.50%, 2/10/23	1,054	1,053,800
4.20%, 6/10/24	241	246,174
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	833	829,160
4.418%, 11/15/35	275	277,786
International Lease Finance Corp.
5.875%, 8/15/22	867	942,524
Synchrony Financial
4.25%, 8/15/24	58	60,739
4.50%, 7/23/25	806	853,030

		5,273,793

Insurance - 1.8%
Aetna, Inc.
3.875%, 8/15/47	175	161,933
Brighthouse Financial, Inc.
3.70%, 6/22/27	450	436,072
Cigna Holding Co.
7.875%, 5/15/27	53	69,397
MetLife Capital Trust IV
7.875%, 12/15/67 (a)	150	191,846

	Principal Amount (000)	U.S. $ Value
MetLife, Inc.
Series C
5.25%, 12/29/49 (b)	$205	$207,548
Series D
5.875%, 3/15/28 (b)	170	181,730
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)	110	114,651
Prudential Financial, Inc.
5.20%, 3/15/44	112	116,725
5.625%, 6/15/43	149	159,926
5.875%, 9/15/42	235	251,133
Voya Financial, Inc.
4.70%, 1/23/48	471	435,034

		2,325,995

REITS - 10.1%
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	87	89,599
American Homes 4 Rent LP
4.25%, 2/15/28	5	5,225
American Tower Corp.
5.00%, 2/15/24	750	823,222
Brixmor Operating Partnership LP
3.85%, 2/01/25	176	181,539
EPR Properties
4.50%, 4/01/25	20	20,794
4.95%, 4/15/28	5	5,361
5.25%, 7/15/23	175	186,531
Essex Portfolio LP
3.25%, 5/01/23	231	234,546
3.375%, 1/15/23	125	127,459
3.875%, 5/01/24	84	87,914
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/01/25	420	454,545
5.375%, 11/01/23	857	923,358
HCP, Inc.
3.25%, 7/15/26	51	51,618
3.875%, 8/15/24	150	158,876
Hospitality Properties Trust
4.65%, 3/15/24	1,135	1,167,881
Host Hotels & Resorts LP
3.875%, 4/01/24	171	176,520
Series E
4.00%, 6/15/25	728	756,800
Kilroy Realty LP
3.45%, 12/15/24	40	41,162
Kimco Realty Corp.
2.80%, 10/01/26	95	93,795
LifeStorage LP/CA
3.50%, 7/01/26	1,090	1,095,003
Mid-America Apartments LP
3.75%, 6/15/24	115	119,465
National Retail Properties, Inc.
3.90%, 6/15/24	170	177,777
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	108	112,433
5.25%, 1/15/26	1,028	1,116,213

	Principal Amount (000)	U.S. $ Value
Regency Centers LP
3.75%, 6/15/24	$33	$34,270
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24	710	732,635
Senior Housing Properties Trust
4.75%, 2/15/28	407	398,522
Spirit Realty LP
4.00%, 7/15/29	132	135,198
4.45%, 9/15/26	238	248,850
VEREIT Operating Partnership LP
4.60%, 2/06/24	1,036	1,102,843
Vornado Realty LP
3.50%, 1/15/25	435	444,814
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	141,891
Welltower, Inc.
4.00%, 6/01/25	519	548,593
WP Carey, Inc.
3.85%, 7/15/29	608	618,409
4.60%, 4/01/24	44	46,673

		12,660,334

		52,956,574

Utility - 4.6%
Electric - 3.8%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (a)	215	229,714
Dominion Energy, Inc.
3.90%, 10/01/25	110	116,769
DTE Energy Co.
Series C
3.40%, 6/15/29	304	311,150
Duke Energy Corp.
3.75%, 9/01/46	220	218,462
4.20%, 6/15/49	302	323,164
Empresas Publicas de Medellin ESP
4.25%, 7/18/29 (a)	200	205,600
Enel Americas SA
4.00%, 10/25/26	53	54,308
Enel Chile SA
4.875%, 6/12/28	62	67,764
Entergy Corp.
4.00%, 7/15/22	153	159,183
Exelon Corp.
3.497%, 6/01/22	94	96,133
NextEra Energy Capital Holdings, Inc.
5.65%, 5/01/79	194	203,650
PSEG Power LLC
3.00%, 6/15/21	160	161,195
8.625%, 4/15/31	388	538,626
Public Service Co. of New Hampshire
3.60%, 7/01/49	247	254,539
Sempra Energy
3.80%, 2/01/38	215	214,686
Southern Co. (The)
2.35%, 7/01/21	175	174,454
2.95%, 7/01/23	145	147,906

	Principal Amount (000)	U.S. $ Value
Southern Power Co.
Series F
4.95%, 12/15/46	$77	$83,011
Southwestern Public Service Co.
3.75%, 6/15/49	305	314,632
Virginia Electric & Power Co.
8.875%, 11/15/38	558	924,807

		4,799,753

Natural Gas - 0.3%
CenterPoint Energy Resources Corp.
4.10%, 9/01/47	75	78,785
GNL Quintero SA
4.634%, 7/31/29 (a)	200	212,500
NiSource, Inc.
5.65%, 2/01/45	60	74,340

		365,625

Other Utility - 0.5%
American Water Capital Corp.
3.75%, 9/01/47	80	81,797
4.15%, 6/01/49	496	543,328

		625,125

		5,790,503

Total Corporates - Investment Grade (cost $116,272,458)		121,554,259

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Chile - 0.3%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (a)	200	208,125
Empresa Nacional del Petroleo
3.75%, 8/05/26 (a)	200	204,992

		413,117

Mexico - 0.3%
Petroleos Mexicanos
6.50%, 1/23/29	240	234,165
6.75%, 9/21/47	140	126,941

		361,106

Panama - 0.4%
Aeropuerto Internacional de Tocumen SA
5.625%, 5/18/36 (a)	200	228,875
Empresa de Transmision Electrica SA
5.125%, 5/02/49 (a)	246	266,833

		495,708

Total Quasi-Sovereigns (cost $1,208,590)		1,269,931

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Colombia - 0.2%
Colombia Government International Bond
5.20%, 5/15/49	$200	$230,188

Mexico - 0.3%
Mexico Government International Bond
4.60%, 1/23/46	200	202,562
4.75%, 3/08/44	150	155,391

		357,953

Qatar - 0.2%
Qatar Government International Bond
4.817%, 3/14/49 (a)	228	263,625

Saudi Arabia - 0.2%
Saudi Government International Bond
4.375%, 4/16/29 (a)	200	220,700

Total Governments - Sovereign Bonds (cost $948,303)		1,072,466

CORPORATES - NON-INVESTMENT GRADE - 0.1%
Industrial - 0.1%
Technology - 0.1%
Xerox Corp. 2.80%, 5/15/20 (cost $94,873)	95	94,719

Total Investments - 98.7% (cost $118,524,224) (d)		123,991,375
Other assets less liabilities - 1.3%		1,650,260

Net Assets - 100.0%		$125,641,635

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	50	September 2019	$6,892,187	$181,649
U.S. Long Bond (CBT) Futures	2	September 2019	311,188	9,575
U.S. T-Note 2 Yr (CBT) Futures	4	September 2019	857,625	3,932
U.S. Ultra Bond (CBT) Futures	12	September 2019	2,130,750	76,576
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	29	September 2019	3,409,086	12,478

				$284,210

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	1.00%	Quarterly	0.53%	USD	2,400	$55,534	$47,035	$8,499

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	1,170	9/09/21	1.132%	3 Month LIBOR	Semi-Annual/Quarterly	$18,338
USD	1,070	3/27/22	2.058%	3 Month LIBOR	Semi-Annual/Quarterly	(10,021)
USD	60	11/04/44	3 Month LIBOR	3.049%	Quarterly/Semi-Annual	10,476
USD	60	5/05/45	3 Month LIBOR	2.562%	Quarterly/Semi-Annual	4,581
USD	60	6/02/46	3 Month LIBOR	2.186%	Quarterly/Semi-Annual	(112)
USD	690	7/15/46	3 Month LIBOR	1.783%	Quarterly/Semi-Annual	(59,717)
USD	270	9/02/46	3 Month LIBOR	1.736%	Quarterly/Semi-Annual	(25,317)
USD	50	11/02/46	3 Month LIBOR	2.086%	Quarterly/Semi-Annual	(1,189)

						$(62,961)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $8,276,540 or 6.6% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(d)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,851,913 and gross unrealized depreciation of investments was $(155,014), resulting in net unrealized appreciation of $5,696,899.

Glossary:

CBT	-	Chicago Board of Trade
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
LIBOR	-	London Interbank Offered Rates
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust

AB Corporate Income Shares

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$121,554,259		$	– 0	–	$121,554,259
Quasi-Sovereigns		– 0	–	1,269,931			– 0	–	1,269,931
Governments - Sovereign Bonds		– 0	–	1,072,466			– 0	–	1,072,466
Corporates - Non-Investment Grade		– 0	–	94,719			– 0	–	94,719

Total Investments in Securities		– 0	–	123,991,375			– 0	–	123,991,375
Other Financial Instruments (a):
Assets:
Futures		284,210		– 0	–		– 0	–	284,210
Centrally Cleared Credit Default Swaps		– 0	–	55,534			– 0	–	55,534
Centrally Cleared Interest Rate Swaps		– 0	–	33,395			– 0	–	33,395
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(96,356)			– 0	–	(96,356)

Total		$284,210		$123,983,948			$–0	–	$124,268,158

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.